Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2016

Collection Period Start	1-Jun-16	Distribution Date	15-Jul-16
Collection Period End	30-Jun-16	30/360 Days	30
Beg. of Interest Period	15-Jun-16	Actual/360 Days	30
End of Interest Period	15-Jul-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	1,034,408,066.06	1,005,027,122.33	0.8443834
Total Securities		1,190,249,771.82	1,034,408,066.06	1,005,027,122.33	0.8443834
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	220,542,000.62	204,389,443.88	0.8809890
Class A-2b Notes	0.972050%	190,000,000.00	180,616,293.62	167,387,906.63	0.8809890
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	16,152,556.74	216,866.30	69.6230894	0.9347685
Class A-2b Notes	13,228,386.99	146,306.72	69.6230894	0.7700354
Class A-3 Notes	0.00	359,333.33	0.0000000	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	29,380,943.73	953,139.68

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,867,955.28
Monthly Interest				4,503,711.52
Total Monthly Payments				19,371,666.80

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				555,270.74
Aggregate Sales Proceeds Advance				5,190,968.67
Total Advances				5,746,239.41

Vehicle Disposition Proceeds:
Reallocation Payments				3,593,258.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,017,500.73
Excess Wear and Tear and Excess Mileage				34,161.95
Remaining Payoffs				0.00
Net Insurance Proceeds				1,194,033.12
Residual Value Surplus				94,268.15
Total Collections				39,051,128.16

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,231,680.00			232
Involuntary Repossession	63,925.00			4
Voluntary Repossession	297,653.00			18
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		1,176,862.20		65
Customer Payoff			20,226.48	1
Grounding Dealer Payoff			5,835,939.30	256
Dealer Purchase			2,352,158.76	105
Total	3,593,258.00	1,176,862.20	8,208,324.54	681

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	56,173	1,220,316,134.54	7.00000%	1,034,408,066.06
Total Depreciation Received		(17,141,866.84)		(13,420,816.32)
Principal Amount of Gross Losses	(102)	(2,089,806.20)		(1,797,598.92)
Repurchase / Reallocation	0	-		-
Early Terminations	(184)	(3,234,939.31)		(2,656,795.60)
Scheduled Terminations	(622)	(13,176,477.93)		(11,505,732.89)
Pool Balance - End of Period	55,265	1,184,673,044.26		1,005,027,122.33

Remaining Pool Balance
Lease Payment				301,592,890.70
Residual Value				703,434,231.63
Total				1,005,027,122.33

III. DISTRIBUTIONS

Total Collections					39,051,128.16
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					39,051,128.16

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					479,195.93
3. Reimbursement of Sales Proceeds Advance					1,803,859.85
4. Servicing Fee:
Servicing Fee Due					862,006.72
Servicing Fee Paid					862,006.72
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,145,062.50

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					216,866.30

Class A-2 Notes Monthly Interest Paid					216,866.30
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					146,306.72

Class A-2 Notes Monthly Interest Paid					146,306.72
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	953,139.68
Total Note and Certificate Monthly Interest Paid	953,139.68
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	34,952,925.98

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	29,380,943.73

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	29,380,943.73
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,571,982.25

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,571,982.25
Gross Reserve Account Balance			23,425,728.83
Remaining Available Collections Released to Seller			5,571,982.25
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			16.38
Monthly Prepayment Speed			111%
Lifetime Prepayment Speed			78%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,637,020.59
Securitization Value of Gross Losses and Casualty Receivables		1,797,598.92	102
Aggregate Defaulted and Casualty Gain (Loss)		(160,578.33)
Pool Balance at Beginning of Collection Period		1,034,408,066.06
Net Loss Ratio
Current Collection Period		-0.0155%
Preceding Collection Period		0.0111%
Second Preceding Collection Period		-0.0275%
Third Preceding Collection Period		-0.0304%

Cumulative Net Losses for all Periods		0.1272%	1,513,805.83

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.54%	5,570,638.87	301
61-90 Days Delinquent	0.11%	1,139,953.54	63
91-120 Days Delinquent	0.03%	269,504.45	15
More than 120 days	0.00%	0.00	0
Total Delinquent Receivables:	0.67%	6,980,096.86	379

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.14%	0.14%
Preceding Collection Period		0.12%	0.12%
Second Preceding Collection Period		0.10%	0.09%
Third Preceding Collection Period		0.10%	0.09%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		3,231,680.00	207
Securitization Value		3,382,196.60	207
Aggregate Residual Gain (Loss)		(150,516.60)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		14,170,283.06	887
Cumulative Securitization Value		15,060,574.65	887
Cumulative Residual Gain (Loss)		(890,291.59)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			4,844,937.35
Reimbursement of Outstanding Advance			1,803,859.85
Additional Advances for current period			5,190,968.67
Ending Balance of Residual Advance			8,232,046.17

Beginning Balance of Payment Advance			1,416,374.98
Reimbursement of Outstanding Payment Advance			479,195.93
Additional Payment Advances for current period			555,270.74
Ending Balance of Payment Advance			1,492,449.79

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No